INVENTORIES	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
INVENTORIES
12	INVENTORIES

	2022	2021
	US$’000	US$’000

Bunkers and other consumables at cost	15,278	13,909
	-	-
Ships reclassified from property plant and equipment as held for sale asset (Note 13) (a)	28,853	48,935
Sale of ships recognised as inventories (a)	(28,853)	(48,935)
	15,278	13,909

(a)
Ships reclassified from ships, property, plant and equipment as inventories is reconciled as follows:

	2022	2021
	US$’000	US$’000

Cost	41,297	70,204
Accumulated depreciation	(12,444)	(8,982)
Impairment	-	(12,287)
Carrying amount	28,853	48,935

On 14 April 2022, the Group entered into memoranda of agreement with a third party for the sale of one ship at purchase consideration of US$29,981,000. The ship was delivered to the third party on 1 June 2022.

On 11 March 2021, the Group entered into memoranda of agreement with third parties for the sale of three ships at purchase consideration of US$21,400,000, US$21,400,000 and US$6,800,000 respectively. The ships were delivered to third parties on 12 April 2021, 14 April 2021 and 20 April 2021. The effect of this has been included under Discontinued Operation Note 37.